Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum payments
2013	$ 298.0
2014	301.0
2015	289.0
2016	250.0
2017	241.0
Thereafter	1,433.0
Total	2,812.0
Firm transportation
Future minimum payments
2013	36.0
2014	93.0
2015	116.0
2016	116.0
2017	113.0
Thereafter	854.0
Total	1,328.0
Gas processing, gathering and compression
Future minimum payments
2013	111.0
2014	107.0
2015	126.0
2016	131.0
2017	125.0
Thereafter	564.0
Total	1,164.0
Drilling rigs and frac Services
Future minimum payments
2013	150.0
2014	98.0
2015	44.0
Total	292.0
Gas Processing and Compression Service Commitments
Rigs committed	13
Office and equipment
Future minimum payments
2013	1.0
2014	3.0
2015	3.0
2016	3.0
2017	3.0
Thereafter	15.0
Total	28.0
Gas Processing and Compression Service Commitments
Rental expense under operating leases	$ 1.1	$ 1.0	$ 0.8